UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04413
Delaware Group® Equity Funds IV
(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
March 31
Date of reporting period:
March 31, 2025
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Macquarie Healthcare Fund
(formerly, Delaware Healthcare Fund)
Class A : DLHAX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Healthcare Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$120	1.21%
Management's discussion of Fund performance
Performance highlights
Macquarie Healthcare Fund (Class A) returned -1.54% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 7.22%, while the Russell 3000® Healthcare Index, the Fund's narrowly based securities market index, returned -0.96%.
Top contributors to performance:
During the course of the year, healthcare stocks reacted to evolving trends in the obesity and weight-loss drug treatment space, and the shifting US regulatory outlook. The Fund benefited from positive clinical trial data and strong operational results in a number of its holdings.
Security selection within the blue-chip medical products sector, small/mid-cap medical products sector, and out-of-benchmark investments contributed to the Fund’s performance.
Underweight allocations to pharmaceutical contract research and healthcare information technology also contributed.
Top detractors from performance:
An overweight allocation to the biotechnology sector detracted from performance, particularly post the US presidential election, as investors became concerned about uncertainty in the regulatory environment and expectations in interest rates shifted higher.
Selection within the biotechnology sector also detracted from performance.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Healthcare Fund (Class A) – including sales charge	-7.20%	7.73%	7.88%
Macquarie Healthcare Fund (Class A) – excluding sales charge	-1.54%	9.02%	8.52%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell 3000 Healthcare Index	-0.96%	11.02%	8.41%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index. Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 3000 Healthcare Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$701,087,917
Total number of portfolio holdings	108
Total advisory fees paid	$6,085,253
Portfolio turnover rate	5%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Blue Chip Medical Products	53.97%
Biotechnology	24.82%
Healthcare Services	11.28%
Small- / Mid-Cap Medical Products	6.52%
Other	3.49%

Top 10 equity holdings
Eli Lilly & Co.	8.95%
UnitedHealth Group	5.68%
Boston Scientific	5.47%
Regeneron Pharmaceuticals	4.25%
Pfizer	4.14%
Merck & Co.	3.97%
Elevance Health	3.91%
AbbVie	3.89%
Chugai Pharmaceutical	3.75%
Amgen	3.55%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Healthcare Fund to Macquarie Healthcare Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4450179)
Macquarie Healthcare Fund
(formerly, Delaware Healthcare Fund)
Class C : DLHCX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Healthcare Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$194	1.96%
Management's discussion of Fund performance
Performance highlights
Macquarie Healthcare Fund (Class C) returned -2.29% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 7.22%, while the Russell 3000® Healthcare Index, the Fund's narrowly based securities market index, returned -0.96%.
Top contributors to performance:
During the course of the year, healthcare stocks reacted to evolving trends in the obesity and weight-loss drug treatment space, and the shifting US regulatory outlook. The Fund benefited from positive clinical trial data and strong operational results in a number of its holdings.
Security selection within the blue-chip medical products sector, small/mid-cap medical products sector, and out-of-benchmark investments contributed to the Fund’s performance.
Underweight allocations to pharmaceutical contract research and healthcare information technology also contributed.
Top detractors from performance:
An overweight allocation to the biotechnology sector detracted from performance, particularly post the US presidential election, as investors became concerned about uncertainty in the regulatory environment and expectations in interest rates shifted higher.
Selection within the biotechnology sector also detracted from performance.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Healthcare Fund (Class C) – including sales charge	-3.14%	8.20%	7.71%
Macquarie Healthcare Fund (Class C) – excluding sales charge	-2.29%	8.20%	7.71%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell 3000 Healthcare Index	-0.96%	11.02%	8.41%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index. Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 3000 Healthcare Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$701,087,917
Total number of portfolio holdings	108
Total advisory fees paid	$6,085,253
Portfolio turnover rate	5%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Blue Chip Medical Products	53.97%
Biotechnology	24.82%
Healthcare Services	11.28%
Small- / Mid-Cap Medical Products	6.52%
Other	3.49%

Top 10 equity holdings
Eli Lilly & Co.	8.95%
UnitedHealth Group	5.68%
Boston Scientific	5.47%
Regeneron Pharmaceuticals	4.25%
Pfizer	4.14%
Merck & Co.	3.97%
Elevance Health	3.91%
AbbVie	3.89%
Chugai Pharmaceutical	3.75%
Amgen	3.55%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Healthcare Fund to Macquarie Healthcare Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4450179)
Macquarie Healthcare Fund
(formerly, Delaware Healthcare Fund)
Class R : DLRHX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Healthcare Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$145	1.46%
Management's discussion of Fund performance
Performance highlights
Macquarie Healthcare Fund (Class R) returned -1.80% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 7.22%, while the Russell 3000® Healthcare Index, the Fund's narrowly based securities market index, returned -0.96%.
Top contributors to performance:
During the course of the year, healthcare stocks reacted to evolving trends in the obesity and weight-loss drug treatment space, and the shifting US regulatory outlook. The Fund benefited from positive clinical trial data and strong operational results in a number of its holdings.
Security selection within the blue-chip medical products sector, small/mid-cap medical products sector, and out-of-benchmark investments contributed to the Fund’s performance.
Underweight allocations to pharmaceutical contract research and healthcare information technology also contributed.
Top detractors from performance:
An overweight allocation to the biotechnology sector detracted from performance, particularly post the US presidential election, as investors became concerned about uncertainty in the regulatory environment and expectations in interest rates shifted higher.
Selection within the biotechnology sector also detracted from performance.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Healthcare Fund (Class R) – including sales charge	-1.80%	8.75%	8.24%
Macquarie Healthcare Fund (Class R) – excluding sales charge	-1.80%	8.75%	8.24%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell 3000 Healthcare Index	-0.96%	11.02%	8.41%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index. Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 3000 Healthcare Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$701,087,917
Total number of portfolio holdings	108
Total advisory fees paid	$6,085,253
Portfolio turnover rate	5%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Blue Chip Medical Products	53.97%
Biotechnology	24.82%
Healthcare Services	11.28%
Small- / Mid-Cap Medical Products	6.52%
Other	3.49%

Top 10 equity holdings
Eli Lilly & Co.	8.95%
UnitedHealth Group	5.68%
Boston Scientific	5.47%
Regeneron Pharmaceuticals	4.25%
Pfizer	4.14%
Merck & Co.	3.97%
Elevance Health	3.91%
AbbVie	3.89%
Chugai Pharmaceutical	3.75%
Amgen	3.55%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Healthcare Fund to Macquarie Healthcare Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4450179)
Macquarie Healthcare Fund
(formerly, Delaware Healthcare Fund)
Institutional Class : DLHIX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Healthcare Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$95	0.96%
Management's discussion of Fund performance
Performance highlights
Macquarie Healthcare Fund (Institutional Class) returned -1.30% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 7.22%, while the Russell 3000® Healthcare Index, the Fund's narrowly based securities market index, returned -0.96%.
Top contributors to performance:
During the course of the year, healthcare stocks reacted to evolving trends in the obesity and weight-loss drug treatment space, and the shifting US regulatory outlook. The Fund benefited from positive clinical trial data and strong operational results in a number of its holdings.
Security selection within the blue-chip medical products sector, small/mid-cap medical products sector, and out-of-benchmark investments contributed to the Fund’s performance.
Underweight allocations to pharmaceutical contract research and healthcare information technology also contributed.
Top detractors from performance:
An overweight allocation to the biotechnology sector detracted from performance, particularly post the US presidential election, as investors became concerned about uncertainty in the regulatory environment and expectations in interest rates shifted higher.
Selection within the biotechnology sector also detracted from performance.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Healthcare Fund (Institutional Class) – including sales charge	-1.30%	9.29%	8.79%
Macquarie Healthcare Fund (Institutional Class) – excluding sales charge	-1.30%	9.29%	8.79%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell 3000 Healthcare Index	-0.96%	11.02%	8.41%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index. Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 3000 Healthcare Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$701,087,917
Total number of portfolio holdings	108
Total advisory fees paid	$6,085,253
Portfolio turnover rate	5%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Blue Chip Medical Products	53.97%
Biotechnology	24.82%
Healthcare Services	11.28%
Small- / Mid-Cap Medical Products	6.52%
Other	3.49%

Top 10 equity holdings
Eli Lilly & Co.	8.95%
UnitedHealth Group	5.68%
Boston Scientific	5.47%
Regeneron Pharmaceuticals	4.25%
Pfizer	4.14%
Merck & Co.	3.97%
Elevance Health	3.91%
AbbVie	3.89%
Chugai Pharmaceutical	3.75%
Amgen	3.55%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Healthcare Fund to Macquarie Healthcare Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4450179)
TSAR-DLHAX-0525

(b)	Not applicable

Item 2. Code of Ethics.

(a)

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Macquarie Funds Internet Web site at www.macquarie.com/USfunds. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

a. An understanding of generally accepted accounting principles and financial statements;

b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

d. An understanding of internal controls and procedures for financial reporting; and

e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d. Other relevant experience.

The registrant’s Board of Trustees has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not, other than in his or her capacity as a member of the Board of Trustees or any committee thereof, (i) accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

Ann Borowiec

H. Jeffrey Dobbs

Frances Sevilla-Sacasa, Chair

Christianna Wood

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $30,400 for 2025 and $86,102 for 2024.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $1,374,878 for 2025 and $1,362,878 for 2024. These audit-related services were as follows: year end audit procedures; group reporting and subsidiary statutory audits.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $5,797 for 2025 and $15,891 for 2024. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2025 and $0 for 2024.

(e)(1)

The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Macquarie Funds.

Service	Range of Fees

Audit Services

Statutory audits or financial audits for new Funds	up to $50,000 per Fund

Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate

Audit-Related Services

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate

Tax Services

U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate

U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund

Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees

Non-Audit Services

Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	0%

(c)	0%

(d)	0%

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $16,391,075 for 2025 and $24,428,000 for 2024.

(h)

The audit committee of the registrant’s board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

Alternative / specialty mutual fund
Macquarie Healthcare Fund
(formerly, Delaware Healthcare Fund)
Financial statements and other information
For the year ended March 31, 2025

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at macquarie.com/mam/literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at macquarie.com/mam/proxy; and (ii) on the SEC’s website at sec.gov.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Schedule of investments
Macquarie Healthcare Fund	March 31, 2025
	Number of shares	Value (US $)
Common Stocks — 100.07%♦
Biotechnology — 24.81%
ACADIA Pharmaceuticals †	92,648	$ 1,538,883
Akero Therapeutics †	30,000	1,214,400
Alkermes †	300,000	9,906,000
Allogene Therapeutics †	146,779	214,297
Alnylam Pharmaceuticals †	30,000	8,100,600
Altimmune †	100,000	500,000
Amarin ADR †	190,000	85,139
AnaptysBio †	93,732	1,742,478
Arcus Biosciences †	379,100	2,975,935
Atea Pharmaceuticals †	70,000	209,300
BioMarin Pharmaceutical †	110,000	7,775,900
BioNTech ADR †	18,000	1,639,080
Cellectis ADR †	226,875	281,325
Cogent Biosciences †	230,000	1,377,700
Coherus Biosciences †	900,000	726,300
Compugen †	1,020,000	1,489,200
Cytokinetics †	30,000	1,205,700
Day One Biopharmaceuticals †	110,000	872,300
Dynavax Technologies †	570,000	7,392,900
Exact Sciences †	91,353	3,954,671
Fortress Biotech †	6,666	10,399
Galmed Pharmaceuticals †	1,701	2,450
GRAIL †	80,000	2,043,200
Immunovant †	122,100	2,086,689
Incyte †	80,000	4,844,000
Intellia Therapeutics †	20,000	142,200
Janux Therapeutics †	76,601	2,068,227
Karyopharm Therapeutics †	33,333	124,666
Landos Biopharma †	14,718	36,942
MacroGenics †	420,000	533,400
Madrigal Pharmaceuticals †	15,000	4,968,450
MEI Pharma †	30,000	65,700
Mersana Therapeutics †	150,000	51,630
Moderna †	20,000	567,000
MoonLake Immunotherapeutics †	70,000	2,734,900
Mural Oncology †	30,000	37,800
Mustang Bio †	160	200
Myriad Genetics †	50,000	443,500
Nektar Therapeutics †	256,385	174,342
Neurocrine Biosciences †	70,000	7,742,000
NextCure †	150,000	72,045

Schedule of investments
Macquarie Healthcare Fund
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Biotechnology (continued)
Phio Pharmaceuticals †	50,000	$ 65,000
ProQR Therapeutics †	620,000	824,600
Puma Biotechnology †	61,255	181,315
Regeneron Pharmaceuticals	47,000	29,808,810
REGENXBIO †	149,000	1,065,350
Rigel Pharmaceuticals †	160,000	2,878,400
Rocket Pharmaceuticals †	58,000	386,860
Roivant Sciences †	338,181	3,412,246
Sangamo Therapeutics †	400,000	262,320
Sarepta Therapeutics †	11,000	702,020
Sio Gene Therapies †	64,171	0
Structure Therapeutics ADR †	58,000	1,003,980
Syndax Pharmaceuticals †	180,000	2,211,300
Tarsus Pharmaceuticals †	150,000	7,705,500
Theravance Biopharma †	208,783	1,864,432
Ultragenyx Pharmaceutical †	70,000	2,534,700
uniQure †	706,166	7,485,360
United Therapeutics †	14,000	4,315,780
Ventyx Biosciences †	430,000	494,500
Vertex Pharmaceuticals †	25,000	12,120,500
Viking Therapeutics †	330,100	7,971,915
Vir Biotechnology †	220,000	1,425,600
Viridian Therapeutics †	29,370	395,908
Voyager Therapeutics †	5,700	19,266
WaVe Life Sciences †	81,955	662,196
Xencor †	200,000	2,128,000
XOMA Royalty †	3,466	69,077
		173,946,783
Blue Chip Medical Products — 53.97%
AbbVie	130,000	27,237,600
Amgen	80,000	24,924,000
Arvinas †	180,000	1,263,600
AstraZeneca	131,243	19,079,260
Biogen †	28,000	3,831,520
Boston Scientific †	380,000	38,334,400
Chugai Pharmaceutical	580,000	26,291,219
Eli Lilly & Co.	76,000	62,769,160
Euroapi †	8,695	25,818
Gilead Sciences	210,000	23,530,500
Johnson & Johnson	100,000	16,584,000
Merck & Co.	310,000	27,825,600

	Number of shares	Value (US $)
Common Stocks♦ (continued)
Blue Chip Medical Products (continued)
Organon & Co.	29,500	$ 439,255
Pfizer	1,145,000	29,014,300
Roche Holding	75,000	24,626,992
Sanofi	165,423	18,230,623
Stryker	15,000	5,583,750
UCB	112,137	19,734,046
Zimmer Biomet Holdings	80,000	9,054,400
		378,380,043
Healthcare Services — 11.28%
CVS Health	100,000	6,775,000
Elevance Health	63,000	27,402,480
Quest Diagnostics	30,000	5,076,000
UnitedHealth Group	76,000	39,805,000
		79,058,480
Other — 3.49%
Cia de Minas Buenaventura ADR	66,353	1,037,097
Fannie Mae †	1,300,000	8,216,000
Federal Home Loan Mortgage †	1,050,000	5,617,500
Kenvue	186,600	4,474,668
Sohu.com ADR †	390,722	5,145,809
		24,491,074
Small- / Mid-Cap Medical Products — 6.52%
Halozyme Therapeutics †	220,000	14,038,200
Illumina †	100,000	7,934,000
InnoCare Pharma 144A #, †	17,000	19,968
Intra-Cellular Therapies †	50,000	6,596,000
Perrigo	230,000	6,449,200
Topcon	16,800	364,696
Viatris	1,170,018	10,190,857
Zimvie †	8,000	86,400
		45,679,321
Total Common Stocks (cost $536,185,140)		701,555,701

Rights — 0.01%
Biotechnology — 0.01%
Ambit Bioscience =, †, π	76,500	0
Contra Surface Oncolog †	350,000	26,950
Mirati Therapeutics †	60,000	42,000

Schedule of investments
Macquarie Healthcare Fund
	Number of shares	Value (US $)

Rights (continued)
Biotechnology (continued)
Yumanity Therapeutics =, †	750,000	$ 0
Total Rights (cost $0)		68,950
Total Value of Securities—100.08% (cost $536,185,140)		$701,624,651
♦	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2025, the aggregate value of Rule 144A securities was $19,968, which represents 0.00% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2025, the aggregate value of restricted securities was $0, which represented 0.00% of the Fund’s net assets. See Note 9 in “Notes to financial statements” and the table below for additional details on restricted securities.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
Ambit Bioscience	12/11/14	$0	$0
Summary of abbreviations:
ADR – American Depositary Receipt
See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Macquarie Healthcare Fund	March 31, 2025
Assets:
Investments, at value*	$701,624,651
Foreign currencies, at valueΔ	111,122
Foreign tax reclaims receivable	944,757
Receivable for securities sold	891,498
Receivable for fund shares sold	800,064
Dividends receivable	303,593
Prepaid expenses	66,965
Other assets	7,051
Total Assets	704,749,701
Liabilities:
Due to custodian	953,282
Payable for fund shares redeemed	2,046,649
Investment management fees payable to affiliates	347,280
Other accrued expenses	242,136
Distribution fees payable to affiliates	72,437
Total Liabilities	3,661,784
Total Net Assets	$701,087,917

Net Assets Consist of:
Paid-in capital	$523,857,257
Total distributable earnings (loss)	177,230,660
Total Net Assets	$701,087,917

Statement of assets and liabilities
Macquarie Healthcare Fund

Net Asset Value

Class A:
Net assets	$181,596,752
Shares of beneficial interest outstanding, unlimited authorization, no par	7,575,062
Net asset value per share	$23.97
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$25.43

Class C:
Net assets	$35,246,969
Shares of beneficial interest outstanding, unlimited authorization, no par	1,667,263
Net asset value per share	$21.14

Class R:
Net assets	$2,329,400
Shares of beneficial interest outstanding, unlimited authorization, no par	100,259
Net asset value per share	$23.23

Institutional Class:
Net assets	$481,914,796
Shares of beneficial interest outstanding, unlimited authorization, no par	19,872,867
Net asset value per share	$24.25
*Investments, at cost	$536,185,140
ΔForeign currencies, at cost	110,937
See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Macquarie Healthcare Fund	Year ended March 31, 2025
Investment Income:
Dividends	$12,197,066
Foreign tax withheld	(284,546)
11,912,520

Expenses:
Management fees	6,453,103
Distribution expenses — Class A	520,518
Distribution expenses — Class C	471,834
Distribution expenses — Class R	13,428
Dividend disbursing and transfer agent fees and expenses	696,841
Accounting and administration expenses	160,806
Custodian fees	115,577
Audit and tax fees	86,867
Legal fees	85,610
Reports and statements to shareholders expenses	84,109
Registration fees	67,291
Trustees’ fees	35,371
Other	30,135
8,821,490
Less expenses waived	(367,850)
Less expenses paid indirectly	(4,118)
Total operating expenses	8,449,522
Net Investment Income (Loss)	3,462,998

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	58,706,351
Foreign currencies	33,604
Net increase from payment by affiliates[1]	7,334
Net realized gain (loss)	58,747,289

Net change in unrealized appreciation (depreciation) on:
Investments	(71,754,019)
Foreign currencies	4,847
Net change in unrealized appreciation (depreciation)	(71,749,172)
Net Realized and Unrealized Gain (Loss)	(13,001,883)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(9,538,885)
[1]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Macquarie Healthcare Fund
	Year ended
	3/31/25	3/31/24
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$3,462,998	$2,528,245
Net realized gain (loss)	58,739,955[1]	91,604,162
Net increase from payment by affiliates	7,334[2]	—
Net change in unrealized appreciation (depreciation)	(71,749,172)	42,084,660
Net increase (decrease) in net assets resulting from operations	(9,538,885)	136,217,067

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(24,461,590)	(11,555,407)
Class C	(5,870,694)	(3,292,772)
Class R	(307,821)	(144,002)
Institutional Class	(60,517,925)	(27,759,682)
	(91,158,030)	(42,751,863)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	25,792,217	20,434,921
Class C	2,322,596	2,328,873
Class R	403,079	410,695
Institutional Class	124,549,384	61,217,381

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	23,777,530	11,227,556
Class C	5,799,443	3,260,640
Class R	307,821	144,002
Institutional Class	50,290,630	22,831,525
	233,242,700	121,855,593

	Year ended
	3/31/25	3/31/24
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(57,269,131)	$(60,663,170)
Class C	(23,557,454)	(24,296,278)
Class R	(1,045,335)	(943,916)
Institutional Class	(140,905,063)	(154,178,563)
	(222,776,983)	(240,081,927)
Increase (decrease) in net assets derived from capital share transactions	10,465,717	(118,226,334)
Net Decrease in Net Assets	(90,231,198)	(24,761,130)

Net Assets:
Beginning of year	791,319,115	816,080,245
End of year	$701,087,917	$791,319,115
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie Healthcare Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return, respectively. See Note 2 in “Notes to financial statements.”
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Year ended
3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
$27.58	$24.40	$27.35	$27.71	$22.75

0.09	0.06	0.08	0.06	0.03
(0.41)	4.58	(0.76)	1.06	6.49
—[2]	—	—	—	—
(0.32)	4.64	(0.68)	1.12	6.52

(0.03)	(0.15)	—	—	(0.06)
(3.26)	(1.31)	(2.27)	(1.48)	(1.50)
(3.29)	(1.46)	(2.27)	(1.48)	(1.56)

$23.97	$27.58	$24.40	$27.35	$27.71

(1.54%)[4]	20.06%[4]	(2.98%)[4]	4.44%	28.55%

$181,597	$216,521	$219,518	$311,815	$344,531
1.21%	1.21%	1.23%	1.24%	1.23%
1.26%	1.25%	1.26%	1.24%	1.23%
0.32%	0.23%	0.32%	0.20%	0.11%
0.27%	0.19%	0.29%	0.20%	0.11%
5%	5%	3%	1%	22%

Financial highlights
Macquarie Healthcare Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	The per share amount of net investment loss does not directly correlate to the amounts reported in the Statement of operations due to class specific expenses.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return, respectively. See Note 2 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Year ended
3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
$24.86	$22.15	$25.22	$25.86	$21.42

(0.11) [2]	(0.12)	(0.10)	(0.14)	(0.17)
(0.35)	4.14	(0.70)	0.98	6.11
—[3]	—	—	—	—
(0.46)	4.02	(0.80)	0.84	5.94

(3.26)	(1.31)	(2.27)	(1.48)	(1.50)
(3.26)	(1.31)	(2.27)	(1.48)	(1.50)

$21.14	$24.86	$22.15	$25.22	$25.86

(2.29%)[5]	19.18%[5]	(3.73%)[5]	3.66%	27.62%

$35,247	$57,364	$69,423	$86,748	$112,012
1.96%	1.96%	1.98%	1.99%	1.98%
2.01%	2.00%	2.01%	1.99%	1.98%
(0.43%)	(0.52%)	(0.43%)	(0.55%)	(0.64%)
(0.48%)	(0.56%)	(0.46%)	(0.55%)	(0.64%)
5%	5%	3%	1%	22%

Financial highlights
Macquarie Healthcare Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Amount is less than $(0.005) per share.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return, respectively. See Note 2 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Year ended
3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
$26.87	$23.81	$26.81	$27.26	$22.40

0.02	—[2]	0.02	(0.01)	(0.04)
(0.40)	4.46	(0.75)	1.04	6.40
—[3]	—	—	—	—
(0.38)	4.46	(0.73)	1.03	6.36

—	(0.09)	—	—	—
(3.26)	(1.31)	(2.27)	(1.48)	(1.50)
(3.26)	(1.40)	(2.27)	(1.48)	(1.50)

$23.23	$26.87	$23.81	$26.81	$27.26

(1.80%)[5]	19.74%[5]	(3.23%)[5]	4.18%	28.30%

$2,329	$2,999	$3,042	$4,130	$4,867
1.46%	1.46%	1.48%	1.49%	1.48%
1.51%	1.50%	1.51%	1.49%	1.48%
0.08%	(0.02%)	0.07%	(0.05%)	(0.14%)
0.03%	(0.06%)	0.04%	(0.05%)	(0.14%)
5%	5%	3%	1%	22%

Financial highlights
Macquarie Healthcare Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return, respectively. See Note 2 in “Notes to financial statements.”
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Year ended
3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
$27.87	$24.65	$27.60	$27.93	$22.91

0.16	0.12	0.15	0.13	0.10
(0.42)	4.63	(0.77)	1.06	6.55
—[2]	—	—	—	—
(0.26)	4.75	(0.62)	1.19	6.65

(0.10)	(0.22)	(0.06)	(0.04)	(0.13)
(3.26)	(1.31)	(2.27)	(1.48)	(1.50)
(3.36)	(1.53)	(2.33)	(1.52)	(1.63)

$24.25	$27.87	$24.65	$27.60	$27.93

(1.30%)[4]	20.36%[4]	(2.73%)[4]	4.69%	28.91%

$481,915	$514,435	$524,097	$542,943	$684,831
0.96%	0.96%	0.98%	0.99%	0.98%
1.01%	1.00%	1.01%	0.99%	0.98%
0.58%	0.48%	0.57%	0.45%	0.36%
0.53%	0.44%	0.54%	0.45%	0.36%
5%	5%	3%	1%	22%

Notes to financial statements
Macquarie Healthcare Fund	March 31, 2025
Delaware Group® Equity Funds IV (Trust) is organized as a Delaware statutory trust and offers 3 funds. These financial statements and the related notes pertain to Macquarie Healthcare Fund (formerly, Delaware Healthcare Fund through December 30, 2024) (Fund). The Trust is an open-end investment company. The Fund is considered nondiversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation —  Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated Delaware Management Company (DMC) to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as valuation designee (Valuation Designee), and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. If a foreign (non-US)

equity security's value has materially changed after the close of the security's primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value. With respect to foreign (non-US) equity securities, the Fund may determine the fair value of investments based on information provided by pricing vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal and Foreign Income Taxes —  No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the year ended March 31, 2025, and for all open tax years (years ended March 31, 2022–March 31, 2024), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund. If applicable, the Fund recognizes interest and tax penalties on unrecognized tax benefits in "interest and tax penalties" on the “Statement of operations.” During the year ended March 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions —  Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These realized gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of

Notes to financial statements
Macquarie Healthcare Fund
1. Significant Accounting Policies (continued)
realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Macquarie Funds (formerly, Delaware Funds by Macquarie®) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Fund invests are recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The “Statement of operations” includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
In November 2023, FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity's segments impact overall performance. DMC, the Fund's investment adviser, acts as the Fund's chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment since the Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund's portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund's financial statements. Adoption of the new standard impacted the Fund's financial statements note disclosures only, and did not affect the Fund's financial position or the results of its operations.
The Fund receives earnings credits from its custodian when positive cash balances are  maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended March 31, 2025, the Fund earned $3,588 under this arrangement.
The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended March 31, 2025, the Fund earned the $530 under this arrangement.
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.85% on the first $500 million of average daily net assets of the Fund, 0.80% on the next $500 million, 0.75% on the next $1.5 billion, and 0.70% on average daily net assets in excess of $2.5 billion.
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.96% of the Fund’s average daily net assets from April 1, 2024 through July 30, 2025. These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

Notes to financial statements
Macquarie Healthcare Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from April 1, 2024 through July 30, 2025, unless terminated by agreement of DMC and the Fund, is as follows:
Operating expense limitation as a percentage of average daily net assets
Class A	Class C	Class R	Institutional Class
1.21%	1.96%	1.46%	0.96%
DMC entered into Sub-Advisory Agreement on behalf of the Fund with Macquarie Investment Management Global Limited, which is an affiliate of DMC (Affiliated Sub-Advisor). Pursuant to the terms of the Sub-Advisory Agreement, the investment sub-advisory fee is paid by DMC to the Affiliated Sub-Advisor based on the extent to which the Affiliated Sub-Advisor provides services to the Fund.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Macquarie Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Macquarie Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the year ended March 31, 2025, the Fund paid $39,151 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Macquarie Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Macquarie Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended March 31, 2025, the Fund paid $50,523 for these services.
Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class shares do not pay a 12b-1 fee.
As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the year ended March 31, 2025, the Fund paid $17,347 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
For the year ended March 31, 2025, DDLP earned $36,700 for commissions on sales of the Fund’s Class A shares. For the year ended March 31, 2025, DDLP received gross CDSC commissions of $82 and $843 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.
Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.
In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
During the year ended March 31, 2025, DMC reimbursed the Fund $7,334 for commissions related to a trade error. These amounts are included in “Net increase from payment by affiliates” in the "Statement of operations." Payment by affiliates had no impact on total return.
MIMBT, of which DMC is a series, entered into a settlement agreement on September 19, 2024 with the US Securities and Exchange Commission (SEC) consenting to an order (Settlement Order) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities Strategy (ARMBS Strategy). MIMBT no longer offers the ARMBS Strategy. MIMBT agreed to the Settlement Order without admitting or denying the SEC’s findings. The Settlement Order does not impact MIMBT’s ability to continue to provide services to the Fund.
3. Investments
For the year ended March 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
Purchases	$35,118,257
Sales	101,786,385

Notes to financial statements
Macquarie Healthcare Fund
3. Investments (continued)
The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At March 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:
Cost of investments	$539,231,825
Aggregate unrealized appreciation of investments	$356,034,515
Aggregate unrealized depreciation of investments	(193,641,689)
Net unrealized appreciation of investments	$162,392,826
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2025:
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Common Stocks
Biotechnology	$173,909,841	$36,942	$—	$173,946,783
Blue Chip Medical Products	378,380,043	—	—	378,380,043
Healthcare Services	79,058,480	—	—	79,058,480
Other	24,491,074	—	—	24,491,074
Small- / Mid-Cap Medical Products	45,679,321	—	—	45,679,321
Rights	—	68,950	—[1]	68,950
Total Value of Securities	$701,518,759	$105,892	$—	$701,624,651

[1]The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.
During the year ended March 31, 2025, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting year.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning or end of the year. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Fund’s net assets at the end of the year.

Notes to financial statements
Macquarie Healthcare Fund
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended March 31, 2025 and 2024 were as follows:
	Year ended
	3/31/25	3/31/24
Ordinary income	$5,732,232	$5,436,793
Long-term capital gains	85,425,798	37,315,070
Total	$91,158,030	$42,751,863
5. Components of Net Assets on a Tax Basis
As of March 31, 2025, the components of net assets on a tax basis were as follows:
Shares of beneficial interest	$523,857,257
Undistributed ordinary income	1,252,246
Undistributed long-term capital gains	13,567,256
Unrealized appreciation of investments and foreign currencies	162,411,158
Net assets	$701,087,917

Differences between components of net assets unrealized and tax cost unrealized may arise due to unrealized appreciation/depreciation on foreign currency.
The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax recognition of unrealized gain on passive foreign investment companies.
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain(loss) on foreign currency transactions and earnings and profits distributed to shareholders on the redemptions of shares. Results of operations and net assets were not affected by these reclassifications. For the year ended March 31, 2025, the adjustments were to decrease total distributable earnings (loss) and increase paid-in capital by $4,314,253.

6. Capital Shares
Transactions in capital shares were as follows:
	Year ended
	3/31/25	3/31/24
Shares sold:
Class A	954,645	811,631
Class C	97,482	101,527
Class R	15,489	16,632
Institutional Class	4,662,700	2,387,991

Shares issued upon reinvestment of dividends and distributions:
Class A	960,320	478,787
Class C	264,936	153,949
Class R	12,815	6,299
Institutional Class	2,009,214	964,576
	8,977,601	4,921,392

Shares redeemed:
Class A	(2,190,016)	(2,436,254)
Class C	(1,002,915)	(1,081,812)
Class R	(39,670)	(39,084)
Institutional Class	(5,259,481)	(6,155,495)
	(8,492,082)	(9,712,645)
Net increase (decrease)	485,519	(4,791,253)
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table above and on the “Statements of changes in net assets.” For the years ended March 31, 2025 and 2024, the Fund had the following exchange transactions:
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Value
Year ended
3/31/25	18,691	15,027	111	2,717	29,225	$884,800
3/31/24	18,387	30,036	3,555	23,935	24,957	1,236,528
7. Line of Credit
The Fund, along with certain other funds in the Macquarie Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which

Notes to financial statements
Macquarie Healthcare Fund
7. Line of Credit (continued)
is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 27, 2025.
The Fund had no amounts outstanding as of March 31, 2025, or at any time during the year then ended.
8. Securities Lending
The Fund, along with other funds in the Macquarie Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Fund  is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.
The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.
During the year ended March 31, 2025, the Fund had no securities out on loan.
9. Credit and Market Risks
The value of the Fund’s shares will be affected by factors particular to the healthcare and related sectors (such as government regulation) and may fluctuate more widely than that of a fund that invests in a broad range of sectors.
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- and/or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the

Notes to financial statements
Macquarie Healthcare Fund
9. Credit and Market Risks (continued)
aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund. In addition, recent trade tensions and the imposition of tariffs may disrupt markets and lead to heightened market volatility.
The Fund is a nondiversified fund. Because a nondiversified fund may invest its assets in fewer issuers, the value of the Fund's shares may increase or decrease more rapidly than if it were fully diversified.
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and restricted securities have been identified on the “Schedule of investments.”
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.
11. Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
12. Subsequent Events
On April 21, 2025, Macquarie Group Limited, the parent company of DMC, together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire Macquarie Asset Management’s US and European public investments business. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close by the end of October 2025. This is subject to change.
Management has determined that no other material events or transactions occurred subsequent to March 31, 2025, that would require recognition or disclosure in the Fund’s financial statements.

Report of independent registered public accounting firm
To the Board of Trustees of Delaware Group® Equity Funds IV and Shareholders of
Macquarie Healthcare Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Macquarie Healthcare Fund (one of the funds constituting Delaware Group® Equity Funds IV, referred to hereafter as the “Fund”) as of March 31, 2025, the related statement of operations for the year ended March 31, 2025, the statement of changes in net assets for each of the two years in the period ended March 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2025 and the financial highlights for each of the five years in the period ended March 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 30, 2025
We have served as the auditor of one or more Macquarie investment companies since 2010.

Other Fund information (Unaudited)
Macquarie Healthcare Fund
Tax Information
The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.
All disclosures are based on financial information available as of the date of this report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For the fiscal year ended March 31, 2025, the Fund reports distributions paid during the year as follows:
(A) Ordinary Income Distributions (Tax Basis)*	6.29%
(B) Long-Term Capital Gain Distributions (Tax Basis)	93.71%
Total Distributions (Tax Basis)	100.00%
(C) Qualifying Dividends[1]	100.00%

(A) and (B) are based on a percentage of the Fund's total distributions.
(C) is based on the Fund's ordinary income distributions.
1Qualified dividends represent dividends which qualify for the corporate dividends received deduction.
* For the fiscal year ended March 31, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%. The percentage of dividends paid by the Fund from ordinary income reported as qualified income is 100%. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.

Other Fund information (Unaudited)
Macquarie Healthcare Fund
Statement Regarding Basis of Approval for Investment Advisory Contract
Not applicable.

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Macquarie Funds
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Macquarie Funds
Attention: 534437
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Fund is advised by Delaware Management Company, a series of MIMBT, a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Fund is governed by US laws and regulations.
(4450179)
AR-573-0525
This page is not part of the Financial statements and other information.

The Financial Highlights are attached herewith.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included as part of materials filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit [99.CERT].

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group® Equity Funds IV

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	June 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	June 5, 2025

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	June 5, 2025